                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009
                                               ------------------

Check here if Amendment [_]; Amendment Number:
                                                 -----------
This Amendment (Check only one.): [_] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Grisanti Brown & Partners LLC
           -----------------------------
Address:   45 Rockefeller Plaza
           -----------------------------
           17th Floor
           -----------------------------
           New York, New York 10111
           -----------------------------

Form 13F File Number: 28-05455
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Christopher C. Grisanti
           -----------------------
Title:     Principal
           -----------------------
Phone:     (212) 218-5300
           -----------------------

Signature, Place, and Date of Signing:

 /s/ Christopher C. Grisanti      New York, New York        February 12, 2010
----------------------------   ------------------------  -----------------------
        [Signature]                 [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             0

Form 13F Information Table Entry Total:       97

Form 13F Information Table Value Total:  $651960
                                       (thousands)

List of Other Included Managers:

Provide a numbered list of the names(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     NONE

Grisanti Brown & Partners LLC
Form 13F Information Table
12/31/2009

                                                                                                                  VOTING AUTHORITY
                                       TITLE                    VALUE   SHARES/  SH/  PUT/  INVSTMT   OTHER    ---------------------
     NAME OF ISSUER                  OF CLASS        CUSIP    (X$1000)  PRN AMT  PRN  CALL  DSCRETN  MANAGERS    SOLE   SHARED  NONE
-------------------------------  ----------------  ---------  --------  -------  ---  ----  -------  --------  -------  ------  ----
ALTRIA GROUP, INC                com               02209S103       159     8100  SH         Sole                  8100
ANNALY CAPITAL MGMT INC          com               035710409       502    28926  SH         Sole                 28926
AOL INC                          com               00184X105         9      390  SH         Sole                   390
APOLLO INVESTMENT CORP           com               03761U106         4      400  SH         Sole                   400
APPLIED MATLS INC COM            com               038222105     23444  1681775  SH         Sole               1681775
ARVINMERITOR INC                 com               043353101       373    33400  SH         Sole                 33400
AXIS CAPITAL HOLDINGS LTD        com               G0692U109     26838   944660  SH         Sole                944660
BAKER HUGHES INC                 com               057224107       243     6000  SH         Sole                  6000
BANK OF AMERICA CORPORATION      com               060505104     43127  2863700  SH         Sole               2863700
BANK OF NEW YORK MELLON CORP     com               064058100       104     3710  SH         Sole                  3710
BECTON DICKINSON & CO            com               075887109     27089   343503  SH         Sole                343503
BLACKSTONE GROUP LP              com unit ltd      09253U108        27     2083  SH         Sole                  2083
BORGWARNER INC                   com               099724106       233     7000  SH         Sole                  7000
BP AMOCO PLC SPONS ADR           spon adr          055622104       152     2619  SH         Sole                  2619
CALPINE CORP COM                 com               131347304       217    19700  SH         Sole                 19700
CHESAPEAKE ENERGY CORP           com               165167107       192     7400  SH         Sole                  7400
CHEVRON CORP NEW                 com               166764100        89     1162  SH         Sole                  1162
CHUBB CORP                       com               171232101     27872   566730  SH         Sole                566730
CIGNA CORP                       com               125509109       481    13626  SH         Sole                 13626
CISCO SYSTEMS INC                com               17275R102     27102  1132067  SH         Sole               1132067
COCA COLA CO                     com               191216100       767    13450  SH         Sole                 13450
CSX CORP                         com               126408103       223     4600  SH         Sole                  4600
DISCOVER FINANCIAL SERVICES      com               254709108       112     7590  SH         Sole                  7590
DOW CHEMICAL CO                  com               260543103        51     1860  SH         Sole                  1860
DYNEGY INC DEL                   Cl A              26817G102       282   155760  SH         Sole                155760
EATON CORP                       com               278058102       178     2800  SH         Sole                  2800
EBAY INC                         com               278642103        81     3450  SH         Sole                  3450
EMC CORP MASS                    com               268648102       143     8200  SH         Sole                  8200
EMERSON ELEC CO COM              com               291011104       409     9600  SH         Sole                  9600
ENERGIZER HOLDINGS INC           com               29266r108     22054   359881  SH         Sole                359881
EXXON MOBIL CORPORATION          com               30231G102       736    10787  SH         Sole                 10787
FERRO CORP                       com               315405100       151    18300  SH         Sole                 18300
FISERV INC                       com               337738108     39882   822652  SH         Sole                822652
FLEXTRONICS INTL LTD             ord               y2573f102       117    16000  SH         Sole                 16000
FREEPORT MCMORAN COPPER GOLD     com               35671d857       185     2300  SH         Sole                  2300
GENERAL ELEC CO                  com               369604103        21     1400  SH         Sole                  1400
GOLDMAN SACHS GROUP COM          com               38141G104     17296   102442  SH         Sole                102442
HARTFORD FINL SVCS GROUP INC     com               416515104        66     2830  SH         Sole                  2830
HESS CORPORATION                 com               42809h107       157     2597  SH         Sole                  2597
HEWLETT-PACKARD                  com               428236103     38727   751841  SH         Sole                751841
INGERSOLL RAND                   com               G47791101       354     9912  SH         Sole                  9912
INTL BUSINESS MACHINES CORP      com               459200101       497     3800  SH         Sole                  3800
ISHARES TR                       Barclays TIPS BD  464287176       657     6320  SH         Sole                  6320
ITT CORPORATION                  com               450911102       164     3300  SH         Sole                  3300
JOHNSON & JOHNSON                com               478160104       845    13120  SH         Sole                 13120
JOHNSON CTLS INC                 com               478366107       262     9600  SH         Sole                  9600
JPMORGAN CHASE                   com               46625H100     24548   589094  SH         Sole                589094
KBR INC                          com               48242w106       103     5400  SH         Sole                  5400
KEYCORP NEW                      com               493267108        88    15920  SH         Sole                 15920
KIMBERLY CLARK CORP COM          com               494368103       247     3876  SH         Sole                  3876
LABORATORY CRP OF AMER HLDGS     com               50540r409        79     1050  SH         Sole                  1050
LEAR CORP                        com new           521865204     13369   197650  SH         Sole                197650
LENNOX INTL INC                  com               526107107       254     6500  SH         Sole                  6500
LEVEL 3 COMMUNICATIONS INC       com               52729N100        57    37370  SH         Sole                 37370
MACY'S INC                       com               55616P104       104     6180  SH         Sole                  6180
MARATHON OIL CORP.               com               565849106       162     5200  SH         Sole                  5200
MARTIN MARIETTA MATLS            com               573284106       170     1900  SH         Sole                  1900
MCDERMOTT INTL INC               com               580037109       357    14850  SH         Sole                 14850
MERCK & CO INC                   com               47822y105       555    15189  SH         Sole                 15189
MESABI TR                        ctf ben int       590672101       121     9480  SH         Sole                  9480
MFA FINANCIAL INC                com               55272X102        21     2870  SH         Sole                  2870
MICRON TECHNOLOGY                com               595112103       134    12700  SH         Sole                 12700
MICROSOFT CORP                   com               594918104     16253   533251  SH         Sole                533251
MOSAIC CO                        com               61945A107     18565   310822  SH         Sole                310822

Grisanti Brown & Partners LLC
Form 13F Information Table
12/31/2009

                                                                                                                  VOTING AUTHORITY
                                      TITLE                     VALUE   SHARES/  SH/  PUT/  INVSTMT   OTHER    ---------------------
     NAME OF ISSUER                 OF CLASS         CUSIP    (X$1000)  PRN AMT  PRN  CALL  DSCRETN  MANAGERS    SOLE   SHARED  NONE
-------------------------------  ----------------  ---------  --------  -------  ---  ----  -------  --------  -------  ------  ----
NAVISTAR INTL                    com               63934E108     27980   723945  SH         Sole                723945
OSHKOSH CORP                     com               688239201       211     5700  SH         Sole                  5700
PATRIOT COAL CORP                com               70336t104       367    23724  SH         Sole                 23724
PEABODY ENERGY CORP              com               704549104       118     2620  SH         Sole                  2620
PENTAIR INC                      com               709631105     10986   340134  SH         Sole                340134
PFIZER INC                       com               717081103     34171  1878553  SH         Sole               1878553
PHILIP MORRIS INTERNATIONAL INC  com               718172109       439     9100  SH         Sole                  9100
PIONEER NATURAL RESOURCES CO     com               723787107       142     2950  SH         Sole                  2950
PRECISION CASTPARTS CORP         com               740189105       232     2100  SH         Sole                  2100
PROCTER & GAMBLE                 unit ser 1        742718109       537     8858  SH         Sole                  8858
RRI ENERGY INC                   com               74971X107       180    31500  SH         Sole                 31500
SCHWAB (CHARLES) CORP            com               808513105     29021  1542019  SH         Sole               1542019
SHAW GROUP INC                   com               820280105       173     6000  SH         Sole                  6000
SLM CORPORATION                  com               78442p106         4      350  SH         Sole                   350
SPIRIT AEROSYSTEMS HLDGS INC     Cl A              848574109       379    19100  SH         Sole                 19100
STATE STR CORP                   com               857477103        78     1790  SH         Sole                  1790
TARGET CORP COM                  com               87612e106     18822   389131  SH         Sole                389131
TEREX CORP NEW                   com               880779103     17864   901750  SH         Sole                901750
TEVA PHARMACEUTICAL-SP ADR       spon adr          881624209     29487   524870  SH         Sole                524870
TIME WARNER INC                  com new           887317303       125     4300  SH         Sole                  4300
U.S. BANCORP                     com               902973304        57     2540  SH         Sole                  2540
UNION PACIFIC CORP               com               907818108       243     3800  SH         Sole                  3800
UNITED STATES STL CORP NEW       com               912909108       209     3800  SH         Sole                  3800
WABCO HLDGS INC                  com               92927K102       423    16400  SH         Sole                 16400
WALGREEN CO                      com               931422109     27611   751920  SH         Sole                751920
WALT DISNEY CO                   com               254687106        98     3050  SH         Sole                  3050
WALTER ENERGY INC                com               93317q105       218     2900  SH         Sole                  2900
WEATHERFORD INTL LTD             reg               H27013103     13059   729140  SH         Sole                729140
WENDY'S ARBY'S GROUP INC         com               950587105     26533  5657314  SH         Sole               5657314
WILLIAMS COS  INC                com               969457100     34200  1622413  SH         Sole               1622413
WILLIAMS PARTNERS LP             com unit lp       96950F104       106     3450  SH         Sole                  3450
YRC WORLDWIDE INC                com               984249102        24    28700  SH         Sole                 28700
ZENITH NATL INS CORP             com               989390109         3      100  SH         Sole                   100

TOTAL VALUE                                                     651960
===============================                               ========